Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$161,465,629.53	0.5158646	$137,288,080.54	0.4386201	$24,177,548.99
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$644,465,629.53	0.6444656	$620,288,080.54	0.6202881	$24,177,548.99

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	47.70		46.77
Pool Receivables Balance	$695,003,639.19		$669,558,218.57
Remaining Number of Receivables	48,785		47,978

Adjusted Pool Balance	$664,667,988.93		$640,490,439.94

III. COLLECTIONS

Principal:
Principal Collections	$24,799,026.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$451,142.60
Total Principal Collections	$25,250,169.49

Interest:
Interest Collections	$2,657,419.40
Late Fees & Other Charges	$39,322.16
Interest on Repurchase Principal	$-
Total Interest Collections	$2,696,741.56

Collection Account Interest	$3,560.94
Reserve Account Interest	$730.00
Servicer Advances	$-

Total Collections	$27,951,201.99

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$27,951,201.99
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$33,001,791.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$579,169.70		$579,169.70	$579,169.70
Collection Account Interest					$3,560.94
Late Fees & Other Charges					$39,322.16
Total due to Servicer					$622,052.80

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$79,387.27		$79,387.27
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$470,772.69		$470,772.69	$470,772.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$26,633,895.58

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$24,177,548.99

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,177,548.99
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$24,177,548.99		$24,177,548.99
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,177,548.99		$24,177,548.99

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,456,346.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$30,335,650.26
Beginning Period Amount					$30,335,650.26
Current Period Amortization					$1,267,871.63
Ending Period Required Amount					$29,067,778.63
Ending Period Amount					$29,067,778.63
Next Distribution Date Amount					$27,827,391.52

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	07/16/12
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$5,050,589.85
Beginning Period Amount				$5,050,589.85
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$5,050,589.85
Ending Period Amount				$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.04%	3.15%	3.15%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.83%	47,416	98.67%	$660,646,179.12
30 - 60 Days	0.93%	445	1.05%	$7,047,680.78
61 - 90 Days	0.21%	103	0.25%	$1,657,012.13
91 + Days	0.03%	14	0.03%	$207,346.54
		47,978		$669,558,218.57
Total
Delinquent Receivables 61 + days past due	0.24%	117	0.28%	$1,864,358.67
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	97	0.22%	$1,501,743.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	74	0.16%	$1,180,655.87
Three-Month Average Delinquency Ratio	0.20%		0.22%

Repossession in Current Period		30		$402,944.18
Repossession Inventory		37		$334,164.41

Charge-Offs
Gross Principal of Charge-Off for Current Period				$646,393.73
Recoveries				$(451,142.60)
Net Charge-offs for Current Period				$195,251.13

Beginning Pool Balance for Current Period				$695,003,639.19

Net Loss Ratio				0.34%
Net Loss Ratio for 1st Preceding Collection Period				0.11%
Net Loss Ratio for 2nd Preceding Collection Period				0.23%
Three-Month Average Net Loss Ratio for Current Period				0.23%

Cumulative Net Losses for All Periods				$3,508,388.35
Cumulative Net Losses as a % of Initial Pool Balance				0.33%

Principal Balance of Extensions				$2,657,910.01
Number of Extensions				149

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